Document And Entity Information	Feb. 25, 2026
Document Information [Line Items]
Entity, Registrant Name	Acadia Healthcare Company, Inc.
Document, Type	8-K
Document, Period End Date	Feb. 25, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35331
Entity, Tax Identification Number	45-2492228
Entity, Address, Address Line One	4020 Aspen Grove Drive, Suite 900
Entity, Address, City or Town	Franklin
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37067
City Area Code	615
Local Phone Number	861-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ACHC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001520697